Credit Impairment Charges and Provisions - Summary of Impairment Losses and Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Loans and advances to customers	£ 248	£ (186)	£ 665
Recoveries of loans and advances, net of collection costs	36	(17)	(24)
Off-balance sheet credit exposures (See Note 29)	36	(30)	(3)
Impairment loss on financial assets	320	(233)	638
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 29)	422	386	258
(Releases)/Provisions for residual value and voluntary termination	(3)	(9)	6
Provisions for other liabilities and charges	419	377	264
Total operating credit impairment (charges)/write-backs, provisions and charges	£ 739	£ 144	£ 902